Investor A Institutional [Member] Expense Example - Investor A, Institutional - iShares S&P 500 Index Fund	Dec. 31, 2025 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	112
Expense Example, with Redemption, 5 Years	195
Expense Example, with Redemption, 10 Years	439
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	10
Expense Example, with Redemption, 3 Years	31
Expense Example, with Redemption, 5 Years	55
Expense Example, with Redemption, 10 Years	$ 124